Interest Costs	12 Months Ended
Dec. 31, 2010
Interest Costs [Abstract]
INTEREST COSTS

(15)	INTEREST COSTS

The following is a summary of the Group’s interest costs incurred during years ended December 31, 2008, 2009 and 2010:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2008	2009	2010

Interest costs capitalized	14,305	48,169	31,321
Interest costs charged to income
- Interest on bank and other borrowings	23,736	35,494	67,803
- Interest on convertible senior notes and amortization of convertible senior notes issuance costs and debt discount	14,019	14,574	19,278
- Interest on long-term payable due to Q-cell	—	—	7,931
- Change of fair value of interest rate swap contract	407	—	—

Sub-total	38,162	50,068	95,012
Total interest costs	52,467	98,237	126,333